Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
NOTE 24. Segment Information

Financial results for the Company's reportable segments have been prepared using a management approach, which is consistent with the basis and manner in which financial information is evaluated by the Company's chief operationg decision-making group in alocating resources and in assessing performance. The Company’s chief operating decision making group, comprised of the Chief Executive Officer and Chief Financial Officer, evaluates the performance of the Company’s segments primarily based on net sales, before elimination of inter-company shipments, Adjusted EBITDA (non-GAAP financial measure) and operating assets.
During the three months ended June 30, 2015, and in connection with the Climate Transaction, the Company classified its previously HVCC owned climate operations as discontinued operations for current and comparable periods. Certain Visteon wholly owned climate facilities with 2014 annual sales of approximately $125 million are subject to future negotiation under the terms of the Share Purchase Agreement and are classified within the Company's Other segment.

The accounting policies for the reportable segments are the same as those described in the Note 2 "Summary of Significant Accounting Policies” to the Company’s consolidated financial statements.

The Company’s reportable segments are as follows:

•
Electronics — The Company's Electronics segment provides vehicle cockpit electronics products, including audio systems, infotainment systems, driver information systems, connectivity and telematics solutions, climate controls, and electronic control modules. Electronics accounted for approximately 90%, 81%, and 76% of the Company’s total product sales, excluding intra-product line eliminations, for the years ended December 31, 2014, 2013 and 2012, respectively.

•
Other — The Company’s Other product line includes entities located in South America and Europe previously associated with the Interiors and Climate business but not subject to discontinued operations classification. Other accounted for approximately 10%, 19%, and 24% of the Company’s total product sales, excluding intra-product line eliminations, for the years ended December 31, 2014, 2013 and 2012, respectively.

Key financial measures reviewed by the Company’s chief operating decision makers are as follows.
Segment Sales

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Electronics	$2,386	$1,455	$1,274
Other	251	345	400
Eliminations	(51)	(76)	(49)
Total consolidated sales	$2,586	$1,724	$1,625

Segment Adjusted EBITDA

The Company defines adjusted EBITDA as net income attributable to the Company, plus net interest expense, provision for income taxes and depreciation and amortization, as further adjusted to eliminate the impact of discontinued operations, equity in net income of non-consolidated affiliates, net income attributable to non-controlling interests, asset impairments, gains or losses on divestitures, net restructuring expenses and other reimbursable costs, non-cash stock-based compensation expense, certain employee charges and benefits, reorganization items and other non-operating gains and losses. The Company changed its definition of Adjusted EBITDA to exclude net income attributable to non-controlling interests and equity in net income of non-consolidated affiliates as well as the impact of discontinued operations as management believes this measure is most reflective of the operational performance of the Company's operating segments. Accordingly, Adjusted EBITDA for historical periods has been recast in a manner consistent with the Company's new definition.

Adjusted EBITDA is presented as a supplemental measure of the Company's financial performance that management believes is useful to investors because the excluded items may vary significantly in timing or amounts and/or may obscure trends useful in evaluating and comparing the Company's operating activities across reporting periods. Not all companies use identical calculations and, accordingly, the Company's presentation of Adjusted EBITDA may not be comparable to other similarly titled measures of other companies. Adjusted EBITDA is not a recognized term under GAAP and does not purport to be a substitute for net income as an indicator of operating performance or cash flows from operating activities as a measure of liquidity. Adjusted EBITDA has limitations as an analytical tool and is not intended to be a measure of cash flow available for management's discretionary use, as it does not consider certain cash requirements such as interest payments, tax payments and debt service requirements. In addition, the Company uses Adjusted EBITDA (i) as a factor in incentive compensation decisions, (ii) to evaluate the effectiveness of the Company's business strategies and (iii) the Company's credit agreements use measures similar to Adjusted EBITDA to measure compliance with certain covenants.

Segment Adjusted EBITDA for the years ended December 31, 2014, 2013 and 2012 is summarized below.

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Electronics	$221	$121	$109
Other	6	19	9
Total segment Adjusted EBITDA	227	140	118
Reconciling Item:
Corporate	(50)	(59)	(47)
Total consolidated Adjusted EBITDA	$177	$81	$71

The reconciliation of Adjusted EBITDA to net (loss) income attributable to Visteon for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Adjusted EBITDA	$177	$81	$71
Interest expense, net	21	35	40
Provision for income taxes	32	56	39
Depreciation and amortization	70	41	45
Restructuring expense	54	21	42
Gain on Yanfeng transactions	—	(465)	—
Loss on debt extinguishment	23	2	6
Other expenses	59	18	18
Non-cash, stock-based compensation expense	12	16	23
Pension settlement gain	(25)	—	—
Equity in net income of non-consolidated affiliates	(2)	(202)	(221)
Net income attributable to non-controlling interests	89	85	67
Other	8	4	23
Discontinued operations	131	(220)	(111)
Net (loss) income attributable to Visteon Corporation	$(295)	$690	$100

Segment Operating Assets

	Inventories, net		Property and Equipment, net
	2014	2013	2014	2013
	(Dollars in Millions)
Electronics	$187	$106	$317	$163
Other	21	24	26	19
Total segment operating assets	208	130	343	182
Corporate	—	—	20	15
Total consolidated operating assets	$208	$130	$363	$197

Segment Expenditures

	Depreciation and Amortization			Capital Expenditures
	Year Ended December 31			Year Ended December 31
	2014	2013	2012	2014	2013	2012
	(Dollars in Millions)			(Dollars in Millions)
Electronics	$56	$30	$28	$87	$46	$23
Other	8	2	1	2	9	25
Total segment	64	32	29	89	55	48
Corporate	6	9	16	7	1	9
Total consolidated	$70	$41	$45	$96	$56	$57

Corporate includes depreciation and amortization and capital expenditures attributable to the Company’s technical centers, corporate headquarters and other administrative and support functions.

Financial Information by Geographic Region

	Sales (a)			Property and Equipment, net
	Year Ended December 31
	2014	2013	2012	2014	2013
	(Dollars in Millions)
United States	$739	$538	$459	$79	$28
Mexico	43	26	16	2	6
North America	782	564	475	81	34
Portugal	470	443	370	52	43
Slovakia	118	—	—	25	—
Germany	115	125	145	19	14
Tunisia	106	—	—	15	—
France	90	—	—	31	—
Hungary	—	70	133	—	—
Spain	—	—	2	—	—
Other Europe	74	56	66	18	9
Intra-region eliminations	(48)	(43)	(24)	—	—
Europe	925	651	692	160	66
China	578	87	—	58	45
Japan	240	128	147	10	9
India	66	52	53	21	17
Thailand	56	62	56	6	4
Korea	23	23	12	1	1
Intra-region eliminations	(76)	(10)	—	—	—
Asia	887	342	268	96	76
South America	182	227	252	26	21
Inter-region eliminations	(190)	(60)	(62)	—	—
	$2,586	$1,724	$1,625	$363	$197
(a) Sales are based on geographic areas in which the Company operates.